CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
Capital and reserves [Line Items]
Schedule of changes in incentive share options outstanding

The changes in incentive share options outstanding are summarized as follows:

	Weighted	Number of
	average	shares issued
	exercise	or issuable on
	price	exercise	Amount

Balance - December 31, 2019	$1.81	10,465,233	$8,151

Stock options granted	$3.07	2,003,200	—
Share-based compensation expense	—	—	3,361
Options exercised	$1.28	(2,217,499)	(1,440)
Options forfeited or expired	$0.60	(5,000)	(1)

Balance - December 31, 2020	$2.17	10,245,934	$10,071

Balance - December 31, 2018	$1.66	7,738,833	$5,469

Stock options granted	$1.93	4,053,900	—
Share-based compensation expense	—	—	3,507
Options exercised	$0.90	(852,500)	(383)
Options forfeited or expired	$1.94	(475,000)	(442)

Balance - December 31, 2019	$1.81	10,465,233	$8,151

Schedule of incentive share options outstanding and exercisable

Incentive share options outstanding and exercisable at December 31, 2020 are summarized as follows:

	Options Outstanding			Options Exercisable
	Number of			Number of
	Shares	Average	Average	Shares	Average
	Issuable on	Remaining	Exercise	Issuable on	Exercise
Exercise Price	Exercise	Life (Years)	Price	Exercise	Price

$0.84	520,000	0.12	$0.84	520,000	$0.84
$1.27	1,488,750	3.01	$1.27	1,488,750	$1.27
$1.27	325,000	1.01	$1.27	—	$1.27
$1.73	400,000	0.44	$1.73	400,000	$1.73
$1.75	40,000	1.63	$1.75	40,000	$1.75
$1.76	50,000	3.24	$1.76	50,000	$1.76
$1.78	150,000	0.49	$1.78	150,000	$1.78
$1.93	60,000	2.36	$1.93	60,000	$1.93
$2.07	1,512,000	2.08	$2.07	1,512,000	$2.07
$2.07	587,000	3.08	$2.07	—	$2.07
$2.12	194,500	4.29	$2.12	64,833	$2.12
$2.32	1,209,000	1.09	$2.32	1,209,000	$2.32
$2.61	1,959,984	3.96	$2.61	1,306,656	$2.61
$3.19	1,699,700	4.96	$3.19	566,567	$3.19
$3.86	50,000	4.69	$3.86	16,667	$3.86

	10,245,934	2.77	$2.17	7,384,473	$2.02

Restricted Share Units [Member]
Capital and reserves [Line Items]
Schedule of changes in share options outstanding

The changes in RSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2019	663,670	$494

RSUs granted	345,000	—
Share-based compensation expense recognized	—	810
RSUs vested	(442,330)	(910)

Balance - December 31, 2020	566,340	$394

Balance - December 31, 2018	273,989	$371

RSUs granted	860,000	—
Share-based compensation expense recognized	—	963
RSUs vested	(470,319)	(840)

Balance - December 31, 2019	663,670	$494

Deferred Share Units [Member]
Capital and reserves [Line Items]
Schedule of changes in share options outstanding

The changes in DSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2019	—	$—

DSUs granted	273,000	—
Share-based compensation expense recognized	—	870
DSUs vested	(273,000)	(870)

Balance - December 31, 2020	—	$—